Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies (Textual)
Foreign currency translations, description	Asset and liability accounts at June 30, 2019 and 2018 were translated at RMB 6.87 and RMB 6.62 to USD$1.00, respectively. Equity accounts are translated at their historical rate. The average translation rates applied to the consolidated statements of operations and comprehensive loss and cash flows for the years ended June 30, 2019, 2018 and 2017 were RMB 6.83, RMB 6.51 and RMB 6.81 to USD$1.00, respectively.
Allowance for doubtful accounts for prepayments and advances	$ 100,000	$ 300,000
Unrealizable prepayments			$ 200,000
Percentage of depreciation residual value	5.00%
Percentage of tax realized upon ultimate settlement	50.00%
VAT rate of gross sales	3.00%
Allowance for doubtful accounts for accounts receivable	$ 21,191,849	19,291,772
Other receivables [Member]
Summary of Significant Accounting Policies (Textual)
Description of allowance for doubtful accounts	The Company provides an allowance for doubtful accounts of 5% for other receivables balances that are aged within one year, an allowance for doubtful accounts of 50% for other receivables aged from one to two years, and an allowance for doubtful accounts of 100% for other receivables aged beyond two years.
Allowance for doubtful accounts for accounts receivable	$ 263,049	$ 208,097
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Description of allowance for doubtful accounts	The Company provides an allowance for doubtful accounts provision of 15% for accounts receivable balances that are past due more than 180 days but less than one year, an allowance for doubtful accounts provision of 40% of for accounts receivable past due from one to two years, an allowance for doubtful accounts provision of 75% for accounts receivable past due beyond two years, an allowance for doubtful accounts provision of 100% for accounts receivable past due beyond three years, plus additional amounts as necessary when the Company's collection department determines the collection of the full amount is remote and the Company's management approves 100% of the allowance for doubtful accounts
Prepayments and advances [Member]
Summary of Significant Accounting Policies (Textual)
Description of allowance for doubtful accounts	The Company provides a provision of 5% of the allowance for doubtful accounts for prepayments and advances that are aged from six months to one year and 10% of the allowance for doubtful accounts for prepayments and advances aged beyond one year.